Key Management Compensation - Disclosure of Information About Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Key Management Compensation [Line Items]
Key management personnel compensation	$ 9,088	$ 7,788
Independent members of the board of directors [Member]
Disclosure Of Key Management Compensation [Line Items]
Salaries, bonuses, fees and benefits	868	803
Share-based payments	769	402
Other members of key management [Member]
Disclosure Of Key Management Compensation [Line Items]
Salaries, bonuses, fees and benefits	3,790	3,937
Share-based payments	$ 3,661	$ 2,646